PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC
655 Broad Street
17th Floor
Newark, New Jersey 07102
March 3, 2020
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC
Registration numbers 002-32685 and 811-01660
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 26, 2021.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422
..
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary